Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000126627
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Flex ETF Portfolio
Class Name	Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Flex ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Flex ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,480	$10,138
Dec-2016	$9,987	$11,351
Dec-2017	$11,110	$13,829
Dec-2018	$10,393	$13,223
Dec-2019	$11,908	$17,386
Dec-2020	$12,520	$20,585
Dec-2021	$13,621	$26,494
Dec-2022	$11,971	$21,696
Dec-2023	$13,081	$27,399
Dec-2024	$13,891	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Flex ETF Portfolio	6.19%	3.13%	3.34%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 134,067,146
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 425,776
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$134,067,146 Number of Portfolio Holdings30 Advisory Fee $425,776 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.7%
Exchange-Traded Funds	82.5%
Money Market Funds	10.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	10.7%
Vanguard FTSE Developed Markets ETF	9.4%
Vanguard Short-Term Inflation-Protected Securities ETF	9.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	5.1%
Vanguard Intermediate-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%
Xtrackers USD High Yield Corporate Bond ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.